Note 9 - Deposits - Composition of Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-interest bearing deposits	$ 264,528	$ 299,112
NOW and money market accounts	546,329	515,337
Savings deposits	112,693	133,030
Time deposits, $250,000 or more	59,226	44,370
Other time deposits	187,301	134,553
Total deposits	$ 1,170,077	$ 1,126,402